Plan Description - Vesting (Details) - EBP 007 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Forfeited Nonvested Account	$ 182,202
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 41,890	$ 137,025
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	9.00%